Finance expenses	12 Months Ended
Mar. 31, 2020
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Finance expenses	27. Finance expenses

	Year ended March 31,
	2018		2019		2020
Interest expense	₹	3,451	₹	5,616	₹	5,136
Exchange fluctuation on foreign currency borrowings, net		2,379		1,759		2,192

	₹	5,830	₹	7,375	₹	7,328